New Perspective Fund®
Investment portfolio
December 31, 2021
unaudited
Common stocks 97.06% Information technology 23.63%	Shares	Value (000)
Microsoft Corp.	17,605,714	$5,921,154
Taiwan Semiconductor Manufacturing Company, Ltd.	199,168,941	4,427,256
ASML Holding NV	2,937,950	2,363,810
ASML Holding NV (New York registered) (ADR)	1,776,553	1,414,385
Broadcom, Inc.	2,992,284	1,991,096
PayPal Holdings, Inc.[1]	6,695,146	1,262,571
Adobe, Inc.[1]	1,952,664	1,107,278
Samsung Electronics Co., Ltd.	15,707,286	1,034,600
Shopify, Inc., Class A, subordinate voting shares[1]	745,345	1,026,631
STMicroelectronics NV	17,840,817	880,921
TE Connectivity, Ltd.	4,346,140	701,206
Keyence Corp.	1,101,240	691,973
GoDaddy, Inc., Class A1	7,981,008	677,268
Mastercard, Inc., Class A	1,700,407	610,990
SAP SE	4,197,894	596,935
Apple, Inc.	3,313,849	588,440
Applied Materials, Inc.	3,634,382	571,906
ServiceNow, Inc.[1]	846,186	549,268
Advanced Micro Devices, Inc.[1]	3,730,309	536,791
Sinch AB1,2	41,088,462	523,371
Trimble, Inc.[1]	5,954,856	519,204
ON Semiconductor Corp.[1]	7,570,804	514,209
HubSpot, Inc.[1]	712,289	469,505
Motorola Solutions, Inc.	1,587,816	431,410
Visa, Inc., Class A	1,952,056	423,030
Wolfspeed, Inc.[1]	2,949,765	329,695
Micron Technology, Inc.	3,363,279	313,289
Amadeus IT Group SA, Class A, non-registered shares[1]	4,475,835	303,910
Edenred SA	5,805,480	268,149
Fidelity National Information Services, Inc.	2,426,832	264,889
Zendesk, Inc.[1]	2,474,730	258,090
MediaTek, Inc.	5,550,000	238,714
NVIDIA Corp.	806,192	237,109
Nice, Ltd. (ADR)[1,3]	775,948	235,578
Smartsheet, Inc., Class A1	2,870,931	222,354
Tokyo Electron, Ltd.	385,653	222,212
Hexagon AB, Class B	13,672,092	217,348
FleetCor Technologies, Inc.[1]	888,166	198,807
Infosys, Ltd. (ADR)	7,652,565	193,686
Nexi SpA[1]	11,929,273	190,005
Halma PLC	4,282,743	185,501
DocuSign, Inc.[1]	1,135,430	172,937
Adyen NV1	62,431	164,296
AVEVA Group PLC	3,483,583	160,506
Dassault Systemes SE	2,541,790	151,376
Worldline SA, non-registered shares[1]	2,166,198	120,869
New Perspective Fund — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Alteryx, Inc., Class A1	1,499,836	$90,740
EPAM Systems, Inc.[1]	128,000	85,562
Workday, Inc., Class A1	294,759	80,522
Concentrix Corp.	449,667	80,320
Intel Corp.	1,451,873	74,771
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,840,328	74,314
Cloudflare, Inc., Class A1	514,944	67,715
Afterpay, Ltd.[1]	1,054,265	63,671
Block, Inc., Class A1	375,940	60,718
Ceridian HCM Holding, Inc.[1]	159,527	16,664
		35,179,525
Consumer discretionary 20.61%
Tesla, Inc.[1]	10,649,830	11,254,527
Amazon.com, Inc.[1]	1,247,699	4,160,253
LVMH Moët Hennessy-Louis Vuitton SE	1,571,069	1,300,357
NIKE, Inc., Class B	7,657,722	1,276,313
Home Depot, Inc.	2,714,076	1,126,369
Prosus NV, Class N	13,254,671	1,109,600
Hermès International	633,485	1,107,798
Booking Holdings, Inc.[1]	405,343	972,511
Kering SA	983,817	791,782
Hilton Worldwide Holdings, Inc.[1]	3,958,535	617,492
Royal Caribbean Cruises, Ltd.[1]	7,386,921	568,054
EssilorLuxottica	2,481,238	528,932
MercadoLibre, Inc.[1]	313,262	422,402
Industria de Diseño Textil, SA	11,529,162	374,483
Etsy, Inc.[1]	1,618,147	354,277
lululemon athletica, inc.[1]	878,220	343,779
Compagnie Financière Richemont SA, Class A	2,277,401	342,285
YUM! Brands, Inc.	2,419,419	335,961
General Motors Company[1]	5,728,159	335,842
Renault SA1	8,446,771	293,741
Hilton Grand Vacations, Inc.[1]	5,440,146	283,486
Restaurant Brands International, Inc.[3]	4,336,205	263,121
Stellantis NV	13,056,919	247,924
adidas AG	859,923	247,888
Flutter Entertainment PLC[1]	1,466,302	232,045
Moncler SpA	2,178,645	158,794
Galaxy Entertainment Group, Ltd.[1]	27,312,000	141,507
Suzuki Motor Corp.	3,600,925	138,646
Entain PLC[1]	6,084,188	138,599
Daimler AG1	1,777,931	136,814
Trip.com Group, Ltd. (ADR)[1]	5,160,871	127,061
Nitori Holdings Co., Ltd.	757,900	113,491
Domino’s Pizza, Inc.	199,462	112,562
Aptiv PLC[1]	646,815	106,692
Naspers, Ltd., Class N	654,443	101,524
Evolution AB	670,068	95,377
Melco Resorts & Entertainment, Ltd. (ADR)[1]	8,407,104	85,584
Valeo SA, non-registered shares	2,101,043	63,580
Wayfair, Inc., Class A1,3	299,967	56,985
Grab Holdings, Ltd., Class A1,4,5	8,001,361	55,338
Farfetch, Ltd., Class A1,3	1,567,829	52,413
Airbnb, Inc., Class A1	300,815	50,083
New Perspective Fund — Page 2 of 11

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wynn Macau, Ltd.[1,3]	57,898,000	$47,298
Midea Group Co., Ltd., Class A	1,361,988	15,773
		30,689,343
Health care 11.36%
Intuitive Surgical, Inc.[1]	4,374,740	1,571,844
Thermo Fisher Scientific, Inc.	2,020,315	1,348,035
AstraZeneca PLC	10,996,961	1,291,715
Zoetis, Inc., Class A	4,273,377	1,042,832
Vertex Pharmaceuticals, Inc.[1]	3,905,393	857,624
Novo Nordisk A/S, Class B	7,282,049	819,391
Danaher Corp.	2,327,068	765,629
Regeneron Pharmaceuticals, Inc.[1]	1,152,958	728,116
IDEXX Laboratories, Inc.[1]	1,075,198	707,975
Edwards Lifesciences Corp.[1]	4,875,262	631,590
BeiGene, Ltd. (ADR)[1]	2,289,706	620,350
Insulet Corp.[1]	2,032,294	540,732
Abbott Laboratories	3,610,508	508,143
Pfizer, Inc.	8,234,206	486,230
Eli Lilly and Company	1,618,416	447,039
Seagen, Inc.[1]	2,445,340	378,049
Catalent, Inc.[1]	2,799,708	358,447
Mettler-Toledo International, Inc.[1]	184,920	313,848
NovoCure, Ltd.[1]	4,123,887	309,621
Tandem Diabetes Care, Inc.[1]	1,784,481	268,600
Ultragenyx Pharmaceutical, Inc.[1]	3,108,508	261,394
Sanofi	2,436,263	245,693
Incyte Corp.[1]	2,930,202	215,077
Lonza Group AG	245,027	204,799
M3, Inc.	3,753,800	189,044
Grifols, SA, Class B (ADR)	11,484,220	128,968
Grifols, SA, Class A, non-registered shares	1,566,161	30,089
CRISPR Therapeutics AG1,3	1,938,263	146,882
Amplifon SpA	2,652,315	143,283
BioNTech SE (ADR)[1]	529,631	136,539
WuXi Biologics (Cayman), Inc.[1]	10,593,000	125,729
Olympus Corp.	5,400,900	124,400
Carl Zeiss Meditec AG, non-registered shares	567,074	119,342
Bayer AG	1,948,351	104,255
Novartis AG	1,166,480	102,771
bioMérieux SA	718,630	102,188
Vir Biotechnology, Inc.[1]	2,200,062	92,117
Genmab A/S1	191,494	77,101
Koninklijke Philips NV (EUR denominated)	1,884,422	70,294
Shionogi & Co., Ltd.	967,400	68,331
Straumann Holding AG	28,589	60,774
WuXi AppTec Co., Ltd., Class H	3,326,300	57,589
DexCom, Inc.[1]	79,720	42,806
Merck KGaA	153,690	39,720
Moderna, Inc.[1]	93,723	23,804
Viatris, Inc.	677,578	9,168
		16,917,967
New Perspective Fund — Page 3 of 11

unaudited
Common stocks (continued) Financials 9.87%	Shares	Value (000)
JPMorgan Chase & Co.	12,534,709	$1,984,871
AIA Group, Ltd.	134,817,400	1,358,971
Moody’s Corp.	2,801,809	1,094,331
CME Group, Inc., Class A	4,609,375	1,053,058
BlackRock, Inc.	1,046,228	957,885
Chubb, Ltd.	4,081,157	788,928
London Stock Exchange Group PLC	6,735,185	631,767
Bank of America Corp.	13,748,478	611,670
DNB Bank ASA	25,065,431	574,938
Brookfield Asset Management, Inc., Class A	9,334,378	563,610
SVB Financial Group[1]	681,582	462,276
ICICI Bank, Ltd.	22,240,773	221,448
ICICI Bank, Ltd. (ADR)	10,746,837	212,680
DBS Group Holdings, Ltd.	16,653,218	403,602
Hong Kong Exchanges and Clearing, Ltd.	6,360,664	371,482
Aon PLC, Class A	1,225,611	368,370
S&P Global, Inc.	759,317	358,344
UBS Group AG	16,577,103	298,723
Arch Capital Group, Ltd.[1]	6,587,834	292,829
Société Générale	7,190,641	247,275
AXA SA	8,010,949	238,819
Macquarie Group, Ltd.	1,217,668	181,967
Blackstone, Inc., nonvoting shares	1,278,363	165,407
Hiscox, Ltd.	13,947,490	162,507
Prudential PLC	8,756,821	151,064
TMX Group, Ltd.	1,206,549	122,329
Citigroup, Inc.	1,969,500	118,938
Morgan Stanley	1,030,237	101,128
QBE Insurance Group, Ltd.	11,684,085	96,484
EQT AB	1,724,041	94,061
Tradeweb Markets, Inc., Class A	933,955	93,526
Goldman Sachs Group, Inc.	212,720	81,376
Aviva PLC	13,586,268	75,471
Skandinaviska Enskilda Banken AB, Class A	4,435,391	61,773
Everest Re Group, Ltd.	131,108	35,913
Banco Bilbao Vizcaya Argentaria, SA	5,951,339	35,572
Intercontinental Exchange, Inc.	207,605	28,394
		14,701,787
Communication services 9.12%
Meta Platforms, Inc., Class A1	13,407,365	4,509,567
Alphabet, Inc., Class C1	703,469	2,035,551
Alphabet, Inc., Class A1	694,767	2,012,768
Netflix, Inc.[1]	3,008,338	1,812,343
Sea, Ltd., Class A (ADR)[1]	2,919,572	653,137
América Móvil, SAB de CV, Series L (ADR)	30,152,495	636,519
Cellnex Telecom, SA, non-registered shares	8,918,607	519,673
Activision Blizzard, Inc.	5,203,496	346,189
MTN Group, Ltd.[1]	25,867,400	277,115
Endeavor Group Holdings, Inc., Class A1	6,132,983	213,980
Adevinta ASA[1]	11,185,807	148,991
Electronic Arts, Inc.	1,063,626	140,292
Snap, Inc., Class A, nonvoting shares[1]	2,643,165	124,308
New Perspective Fund — Page 4 of 11

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Z Holdings Corp.	17,853,800	$103,587
Pinterest, Inc., Class A1	1,018,239	37,013
		13,571,033
Industrials 8.36%
Carrier Global Corp.	21,877,863	1,186,655
DSV A/S	4,392,499	1,027,173
Airbus SE, non-registered shares[1]	6,734,487	861,488
Nidec Corp.	5,537,832	650,887
Safran SA	4,928,008	604,030
Honeywell International, Inc.	2,858,078	595,938
ABB, Ltd.	13,370,442	512,103
Copart, Inc.[1]	3,349,944	507,918
Schneider Electric SE1	2,510,755	492,976
Equifax, Inc.	1,609,729	471,313
AB Volvo, Class B	18,104,100	420,035
ASSA ABLOY AB, Class B	12,411,018	379,354
Spirax-Sarco Engineering PLC	1,681,991	365,404
Ryanair Holdings PLC (ADR)[1]	3,486,891	356,814
SMC Corp.	482,600	325,523
IDEX Corp.	1,250,234	295,455
Mitsui & Co., Ltd.	12,137,100	287,363
Caterpillar, Inc.	1,333,028	275,590
Aalberts NV, non-registered shares	3,929,063	260,611
Komatsu, Ltd.	9,646,700	225,884
TransDigm Group, Inc.[1]	349,226	222,206
RELX PLC	6,485,518	210,859
BAE Systems PLC	28,234,808	210,118
Rockwell Automation	596,377	208,046
Delta Air Lines, Inc.[1]	5,168,642	201,991
Chart Industries, Inc.[1]	1,076,582	171,704
Uber Technologies, Inc.[1]	3,958,682	165,988
Experian PLC	3,086,900	151,755
Epiroc AB, Class A	2,965,686	75,223
Epiroc AB, Class B	3,201,070	67,910
Daikin Industries, Ltd.	609,600	138,264
Techtronic Industries Co., Ltd.	6,386,516	127,115
Boeing Company[1]	603,480	121,493
NIBE Industrier AB, Class B	4,101,685	62,073
Recruit Holdings Co., Ltd.	860,983	52,184
Hitachi, Ltd.	926,700	50,190
General Electric Co.	511,920	48,361
Daimler Truck Holding AG1	888,965	32,680
Northrop Grumman Corp.	83,953	32,496
		12,453,170
Materials 5.15%
Vale SA, ordinary nominative shares (ADR)	59,432,179	833,239
Vale SA, ordinary nominative shares	23,145,036	323,948
Koninklijke DSM NV	4,652,180	1,048,708
Shin-Etsu Chemical Co., Ltd.	4,808,500	832,699
Sherwin-Williams Company	2,349,775	827,497
Sika AG	1,954,288	815,431
Linde PLC	1,855,879	642,932
International Flavors & Fragrances, Inc.	2,035,925	306,712
New Perspective Fund — Page 5 of 11

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Asahi Kasei Corp.	32,176,173	$302,377
Barrick Gold Corp.	15,056,079	286,065
LANXESS AG2	4,537,569	281,548
Gerdau SA (ADR)	55,791,114	274,492
Air Liquide SA, non-registered shares	1,187,586	207,299
Dow, Inc.	3,463,315	196,439
PPG Industries, Inc.	957,645	165,136
First Quantum Minerals, Ltd.	6,357,994	152,146
Grupo México, SAB de CV, Series B	18,140,000	79,105
Air Products and Chemicals, Inc.	184,293	56,073
Chr. Hansen Holding A/S	451,515	35,626
		7,667,472
Consumer staples 5.05%
Nestlé SA	10,400,646	1,454,629
Costco Wholesale Corp.	1,873,142	1,063,383
Carlsberg A/S, Class B3	4,027,839	696,480
Bunge, Ltd.	5,081,530	474,412
Mondelez International, Inc.	7,091,024	470,206
Philip Morris International, Inc.	4,689,452	445,498
L’Oréal SA, bonus shares[4]	686,197	325,736
L’Oréal SA, non-registered shares	195,225	92,673
Pernod Ricard SA	1,666,591	401,303
Walgreens Boots Alliance, Inc.	6,013,754	313,677
Anheuser-Busch InBev SA/NV	4,840,321	293,004
British American Tobacco PLC	7,517,831	278,154
Reckitt Benckiser Group PLC	2,933,483	251,817
Constellation Brands, Inc., Class A	589,436	147,931
Monster Beverage Corp.[1]	1,402,847	134,729
Coca-Cola HBC AG (CDI)	3,850,250	133,154
General Mills, Inc.	1,611,207	108,563
KOSÉ Corp.[3]	907,200	102,921
Unilever PLC (EUR denominated)	944,847	50,618
Unilever PLC (GBP denominated)	831,267	44,393
Danone SA	1,492,722	92,774
Associated British Foods PLC	2,387,253	64,884
Archer Daniels Midland Company	927,668	62,701
Ocado Group PLC[1]	673,074	15,287
		7,518,927
Energy 2.13%
Reliance Industries, Ltd.	27,116,480	863,864
TotalEnergies SE	8,424,904	428,080
Gazprom PJSC (ADR)	41,241,092	381,068
Rosneft Oil Company PJSC (GDR)	38,891,429	312,765
ConocoPhillips	3,437,651	248,130
Schlumberger, Ltd.	7,142,650	213,922
TC Energy Corp. (CAD denominated)[3]	3,522,260	163,812
EOG Resources, Inc.	1,790,538	159,053
Baker Hughes Co., Class A	5,148,022	123,861
Neste OYJ	2,407,737	118,859
BP PLC	24,637,600	110,216
LUKOIL Oil Co. PJSC (ADR)	580,410	51,947
		3,175,577
New Perspective Fund — Page 6 of 11

unaudited
Common stocks (continued) Utilities 1.18%	Shares	Value (000)
Ørsted AS	4,525,223	$578,603
AES Corp.	16,936,180	411,549
Enel SpA	42,369,757	339,885
Engie SA	15,138,439	224,298
Sempra Energy	1,553,694	205,523
		1,759,858
Real estate 0.60%
Equinix, Inc. REIT	435,014	367,952
Goodman Logistics (HK), Ltd. REIT	16,608,373	320,211
American Tower Corp. REIT	344,830	100,863
ESR Cayman, Ltd.[1]	29,253,200	98,854
		887,880
Total common stocks (cost: $66,378,039,000)		144,522,539
Preferred securities 0.05% Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares	3,827,671	44,058
Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares	596,200	35,709
Total preferred securities (cost: $73,203,000)		79,767
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]	4,281,303	4,698
Total rights & warrants (cost: $0)		4,698
Short-term securities 3.02% Money market investments 2.90%
Capital Group Central Cash Fund 0.09%[2,6]	43,146,962	4,315,127
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 0.09%[2,6,7]	500,097	50,015
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[6,7]	27,900,000	27,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,7]	25,300,000	25,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,7]	21,182,108	21,182
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[6,7]	13,100,000	13,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[6,7]	13,100,000	13,100
New Perspective Fund — Page 7 of 11

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[6,7]	12,200,000	$12,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[6,7]	12,200,000	12,200
		174,997
Total short-term securities (cost: $4,489,480,000)		4,490,124
Total investment securities 100.13% (cost: $70,940,722,000)		149,097,128
Other assets less liabilities (0.13)%		(193,118)
Net assets 100.00%		$148,904,010
Investments in affiliates2

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Common stocks 0.54%
Information technology 0.35%
Sinch AB1	$634,485	$118,052	$51	$(15)	$(229,100)	$523,371	$—
Materials 0.19%
LANXESS AG	254,188	49,660	28	—[8]	(22,272)	281,548	—
Total common stocks						804,919
Short-term securities 2.93%
Money market investments 2.90%
Capital Group Central Cash Fund 0.09%[6]	5,313,747	1,960,144	2,958,833	241	(172)	4,315,127	963
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.09%[6,7]	29,828	20,187[9]				50,015	—[10]
Total short-term securities						4,365,142
Total 3.47%				$226	$(251,544)	$5,170,061	$963
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $255,554,000, which represented .17% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $381,074,000, which represented .26% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,338,000, which represented .04% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 12/31/2021.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Amount less than one thousand.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
New Perspective Fund — Page 8 of 11

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
New Perspective Fund — Page 9 of 11

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$35,179,525	$—	$—	$35,179,525
Consumer discretionary	30,634,005	55,338	—	30,689,343
Health care	16,917,967	—	—	16,917,967
Financials	14,701,787	—	—	14,701,787
Communication services	13,571,033	—	—	13,571,033
Industrials	12,453,170	—	—	12,453,170
Materials	7,667,472	—	—	7,667,472
Consumer staples	7,193,191	325,736	—	7,518,927
Energy	3,175,577	—	—	3,175,577
Utilities	1,759,858	—	—	1,759,858
Real estate	887,880	—	—	887,880
Preferred securities	79,767	—	—	79,767
Rights & warrants	4,698	—	—	4,698
Short-term securities	4,490,124	—	—	4,490,124
Total	$148,716,054	$381,074	$—	$149,097,128
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
New Perspective Fund — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-007-0222O-S85362	New Perspective Fund — Page 11 of 11